FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Liabilities:
Warrant liabilities - Private Placement Warrants	$ 601,622	$ 2,036,258
Recurring
Assets:
Money Market investments	128,437,281	128,421,215
Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities - Private Placement Warrants	601,622	2,036,258
Level 1 | Recurring
Assets:
Money Market investments	128,437,281	128,421,215
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities - Private Placement Warrants	$ 601,622	$ 2,036,258